Stockholders' Equity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning	114,924	52,000
Weighted average exercise price outstanding, beginning	$ 13.35	$ 13.35
Weighted average remaining contractual life	4 years 5 months 15 days	5 years 10 months 24 days	13 years 9 months 3 days
Warrants granted	1,988,973	62,924
Weighted average exercise price granted	$ 4.84	$ 13.35
Warrants received in merger	5,749,993
Weighted average exercise price exercised received in merger	$ 11.50
Warrants merger adjustment to prior year	152,730
Weighted average exercise price merger adjustment to prior year	$ 3.90
Warrants exercised	(52,000)
Weighted average exercise price exercised	$ 13.35
Warrants Outstanding, Ending	7,954,620	114,924	52,000
Weighted average exercise price outstanding, ending	$ 9.63